1
The Gabelli Growth Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.9%
TECHNOLOGY - SOFTWARE  — 19.5%
32,900 Adobe Inc.† .............................................. $ 12,678,673
82,000 CrowdStrike Holdings Inc., Cl. A† ............. 11,255,320
17,300 Intuit Inc. ................................................. 7,712,859
342,100 Microsoft Corp. ........................................ 98,627,430
33,400 ServiceNow Inc.† ..................................... 15,521,648
145,795,930
CONSUMER DISCRETIONARY  — 19.3%
452,000 Amazon.com Inc.† ................................... 46,687,080
4,600 Chipotle Mexican Grill Inc.† ...................... 7,858,134
26,500 Costco Wholesale Corp. ............................ 13,167,055
66,800 Netflix Inc.† .............................................. 23,078,064
59,000 NIKE Inc., Cl. B ......................................... 7,235,760
97,400 Starbucks Corp. ....................................... 10,142,262
99,900 Tesla Inc.† ................................................ 20,725,254
31,300 The Estee Lauder Companies Inc., Cl. A ..... 7,714,198
81,200 The Walt Disney Co.† ............................... 8,130,556
144,738,363
TECHNOLOGY - HARDWARE AND EQUIPMENT  — 15.0%
541,400 Apple Inc. ................................................ 89,276,860
37,800 Applied Materials Inc. ............................... 4,642,974
26,900 ASML Holding NV .................................... 18,311,099
112,230,933
TECHNOLOGY - COMPUTER SERVICES  — 13.0%
342,000 Alphabet Inc., Cl. A† ................................. 35,475,660
218,900 Alphabet Inc., Cl. C† ................................. 22,765,600
141,500 Cloudflare Inc., Cl. A† ............................... 8,724,890
108,700 Meta Platforms Inc., Cl. A† ....................... 23,037,878
47,670 Snowflake Inc., Cl. A† ............................... 7,355,004
97,359,032
HEALTH CARE  — 11.0%
38,300 Danaher Corp. .......................................... 9,653,132
80,500 Edwards Lifesciences Corp.† .................... 6,659,765
35,900 Eli Lilly & Co. ........................................... 12,328,778
63,600 Intuitive Surgical Inc.† .............................. 16,247,892
18,300 Thermo Fisher Scientific Inc. ..................... 10,547,571
41,400 UnitedHealth Group Inc. ........................... 19,565,226
45,800 Zoetis Inc. ................................................ 7,622,952
82,625,316
INDUSTRIALS  — 7.2%
57,200 Mastercard Inc., Cl. A ............................... 20,787,052
49,300 The Sherwin-Williams Co. ......................... 11,081,161
99,100 Visa Inc., Cl. A .......................................... 22,343,086
54,211,299
TECHNOLOGY - SEMICONDUCTORS  — 7.1%
155,500 Lattice Semiconductor Corp.† ................... 14,850,250
139,500 NVIDIA Corp. ........................................... 38,748,915
53,599,165
Shares
Market
Value
FINANCIALS  — 4.3%
10,400 BlackRock Inc. ......................................... $ 6,958,848
26,600 Marsh & McLennan Companies Inc. .......... 4,430,230
22,000 MSCI Inc. ................................................. 12,313,180
165,400 The Charles Schwab Corp. ........................ 8,663,652
32,365,910
UTILITIES  — 1.9%
185,100 NextEra Energy Inc. .................................. 14,267,508
ENERGY  — 0.6%
20,100 Enphase Energy Inc.† ............................... 4,226,628
TOTAL COMMON STOCKS .................. 741,420,084
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.1%
$ 8,155,000 U.S. Treasury Bill,
4.64 4%††, 06/22/23 ............................. 8,071,469
TOTAL INVESTMENTS — 100.0%
(Cost $355,107,180) ............................. $ 749,491,553
† Non-income producing security.
†† Represents annualized yields at date of purchase.